Note 8 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Amount	$ 61,228
Estimated weighted average amortization period (years) (Year)	9 years 109 days
Customer Lists and Relationships [Member]
Amount	$ 53,528
Estimated weighted average amortization period (years) (Year)	10 years
Trademarks and Trade Names [Member]
Amount	$ 460
Estimated weighted average amortization period (years) (Year)	2 years
Brokerage Backlog [Member]
Amount	$ 2,708
Estimated weighted average amortization period (years) (Year)	109 days
Other Intangible Assets [Member]
Amount	$ 4,532
Estimated weighted average amortization period (years) (Year)	7 years 219 days